Investment in equity accounted investees (Details Textual) ₨ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Investments accounted for using equity method [Line Items]
Dividends received from investments accounted for using equity method			₨ 392
Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Proportion of ownership interest in joint venture	51.30%	51.30%	51.30%	51.30%
Goodwill arising on investment in an joint venture	₨ 181		₨ 181	₨ 181